Summary of Significant Accounting Policies (Details) - Schedule of Ordinary Shares Subject to Redemption Consist - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Temporary Equity [Line Items]
Class A ordinary shares subject to possible redemption at ending	$ 43,704,000	$ 304,675,000
Class A Ordinary Shares Subject to Redemption [Member]
Temporary Equity [Line Items]
Gross proceeds of Public Offering, Value			$ 300,000,000
Gross proceeds of Public Offering, Shares			30,000,000
Less: Proceeds allocated to Public Warrants, Value			$ (14,100,000)
Less: Proceeds allocated to Public Warrants, Shares			0
Offering costs, Value			$ (16,254,000)
Offering costs, Shares			0
Accretion of carrying value to redemption value, Value	$ 4,079,000	$ 4,675,000	$ 30,354,000
Accretion of carrying value to redemption value, Shares	0	0	0
Class A ordinary shares subject to possible redemption at beginning		$ 300,000,000
Class A ordinary shares subject to possible redemption at beginning shares		30,000,000
Class A ordinary shares redeemed, Value	$ (265,050,000)
Class A ordinary shares redeemed, Shares	(26,068,281)
Class A ordinary shares subject to possible redemption at ending	$ 43,704,000	$ 304,675,000	$ 300,000,000
Class A ordinary shares subject to possible redemption at ending shares	3,931,719	30,000,000	30,000,000